UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21630

                            NT Alpha Strategies Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Joseph W. McInerney,
                    President and Principal Executive Officer
                            NT Alpha Strategies Fund
                             50 South LaSalle Street
                                Chicago, IL 60603
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (312) 630-6000
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2008
                                              --------------

PHTRANS\477204\1

ITEM 1. REPORTS TO STOCKHOLDERS.

NT Alpha Strategies Fund

                                                                   Annual Report

                                                                  March 31, 2008

Logo: Northern Trust

                                                        NT ALPHA STRATEGIES FUND

TABLE OF CONTENTS

                    2    STATEMENT OF ASSETS AND LIABILITIES

                    3    SCHEDULE OF INVESTMENTS

                    5    STATEMENT OF OPERATIONS

                    6    STATEMENTS OF CHANGES IN NET ASSETS

                    7    STATEMENT OF CASH FLOWS

                    8    FINANCIAL HIGHLIGHTS

                    9    NOTES TO THE FINANCIAL STATEMENTS

                   12    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                   13    TRUSTEES AND OFFICERS

                   20    FOR MORE INFORMATION




--------------------------------
        NOT FDIC INSURED
--------------------------------
May lose value/No bank guarantee
--------------------------------

                                        ANNUAL REPORT 1 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES                               MARCH 31, 2008

                                                                    NT ALPHA
Rounded to thousands,                                              STRATEGIES
except per unit data                                                  FUND

ASSETS:

Investments in Sub-Funds, at fair value (Cost $135,521,000)       $ 155,345,000
Cash and cash equivalents                                            22,235,000
Deposit on pending investments in Sub-Funds                          24,000,000
Interest income receivable                                                2,000
Receivable for sub-fund investments sold                             10,710,000
Prepaid and other assets                                                 64,000
Total Assets                                                        212,356,000
                                                                  -------------
LIABILITIES:
Capital subscriptions received in advance                            24,032,000
Payable to unitholders                                               10,645,000
Payable to affiliates:
   Investment management fees                                           437,000
   Administration fees                                                   40,000
   Custody and accounting fees                                            5,000
   Transfer agent fees                                                    2,000
Other accrued liabilities                                               156,000
Total Liabilities                                                    35,317,000
                                                                  -------------
Net Assets                                                        $ 177,039,000
                                                                  -------------
ANALYSIS OF NET ASSETS:
Net capital                                                       $ 153,247,000
Accumulated net investment loss                                      (5,149,000)
Accumulated undistributed net realized gain                           9,117,000
Net unrealized appreciation on investments                           19,824,000
Net Assets                                                        $ 177,039,000
                                                                  -------------
UNITS OUTSTANDING (UNLIMITED AUTHORIZATION)                          13,830,000
NET ASSET VALUE, PER UNIT                                         $       12.80

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND 2 ANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2008

NT ALPHA STRATEGIES FUND

                                                                         VALUE
                                                                     (ROUNDED TO
                                                                      THOUSANDS)
SUB-FUNDS - 87.8%

COMMODITY TRADING ADVISOR - 7.6%
(COST $12,100,000)
   BlueTrend Fund, L.P.                                               $7,166,000
   Crabel Fund, L.P., Class A&F                                        6,247,000
--------------------------------------------------------------------------------
                                                                      13,413,000
--------------------------------------------------------------------------------

CONVERTIBLE BOND ARBITRAGE - 4.8%
(COST $7,650,000)
   Investcorp Interlachen
    Multi-Strategy Fund, LLC                                           8,568,000
--------------------------------------------------------------------------------
DISTRESSED - 4.1%
(COST $4,900,000)
   York Credit Opportunities Fund, L.P.                                7,294,000

--------------------------------------------------------------------------------
EMERGING MARKETS - 2.5%
(COST $3,300,000)
   Everest Capital Emerging Markets, L.P.                              4,414,000
--------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL - 7.1%
(COST $10,111,000)
   O'Connor Global Fundamental Long/Short, LLC                         7,321,000
   Temujin Fund, L.P.                                                  5,177,000
--------------------------------------------------------------------------------
                                                                      12,498,000
--------------------------------------------------------------------------------
EVENT DRIVEN- 4.7%
(COST $2,824,000)
   Paulson Advantage Plus, L.P.                                        8,226,000
--------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE - 6.1%
(COST $11,008,000)
   Burnaby Catastrophe Fund, L.P. *                                      262,000
   Nephila Catastrophe Fund, L.P. *                                    3,318,000
   ParkCentral Global, L.P.                                            5,280,000
   Triton Fund, L.P. *                                                 1,864,000
--------------------------------------------------------------------------------
                                                                      10,724,000
--------------------------------------------------------------------------------
GLOBAL MACRO - 6.6%
(COST $9,456,000)
   Galtere International Master Fund, L.P.                             6,707,000
   Third Wave Global Macro Fund, L.P.                                  4,933,000
--------------------------------------------------------------------------------
                                                                      11,640,000
--------------------------------------------------------------------------------
NON-U.S. EQUITY HEDGE - 11.0%
(COST $19,642,000)
   Brevan Howard Equity Strategies Fund, L.P.                          2,006,000
   InvestCorp WMG Asia Fund, LLC                                       5,516,000
   TT Mid Cap Europe Long/Short Alpha Fund Limited                     6,000,000


                                                                         VALUE
                                                                     (ROUNDED TO
                                                                      THOUSANDS)
NON-U.S. EQUITY HEDGE - 11.0% - (CONTINUED)
   Zebedee European Fund Limited                                      $5,969,000
--------------------------------------------------------------------------------
                                                                      19,491,000
--------------------------------------------------------------------------------
RELATIVE VALUE ARBITRAGE - 3.2%
(COST $5,536,000)
   TCM Spectrum Fund (QP), L.P. *                                        379,000
   Tennenbaum Multi-Strategy Fund I, LLC                               5,326,000
--------------------------------------------------------------------------------
                                                                       5,705,000
--------------------------------------------------------------------------------
SECTOR HEDGE - 8.7%
(COST $13,200,000)
   Expo Health Sciences Fund, L.P.                                     4,684,000
   FrontPoint Energy Horizons Fund, L.P.                               5,615,000
   Loomis Sayles Consumer Discretionary Hedge Fund, L.P.               5,007,000
--------------------------------------------------------------------------------
                                                                      15,306,000
--------------------------------------------------------------------------------
SHORT BIAS - 4.5%
(COST $7,038,000)
  Dialectic Antithesis Partners, L.P.                                  6,344,000
  Perennial Investors (QP), L.P.                                       1,595,000
--------------------------------------------------------------------------------
                                                                       7,939,000
--------------------------------------------------------------------------------
SPECIAL SITUATIONS - 0.0%
(COST $40,000)
   Courage Special Situations Fund, L.P., Class B&C                       39,000
--------------------------------------------------------------------------------
STATISTICAL ARBITRAGE - 1.9%
(COST $2,948,000)
   AQR Global Stock Selection Institutional Fund, L.P.                 3,452,000
--------------------------------------------------------------------------------
U.S. EQUITY HEDGE - 15.0%
(COST $25,768,000)
   Alydar QP Fund, L.P.                                                6,680,000
   CCM Small Cap Value Qualified Fund, L.P.                            1,053,000
   Ironworks Partners, L.P.                                            5,118,000
   Kinetics Institutional Partners, L.P.                               2,643,000
   Redstone Investors, L.P.                                            5,205,000
   STG Capital Partners, QP L.P.                                       5,937,000
--------------------------------------------------------------------------------
                                                                      26,636,000
--------------------------------------------------------------------------------
TOTAL SUB-FUNDS
--------------------------------------------------------------------------------
(COST $135,521,000)                                                  155,345,000

See Notes to the Financial Statements.

                                        ANNUAL REPORT 3 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2008

NT ALPHA STRATEGIES FUND (continued)


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
CASH EQUIVALENT - 12.4%
   Royal Bank of Canada, Toronto,
      Eurodollar Time Deposit,
      2.81%, 4/1/08                                  $21,974,000    $21,974,000
--------------------------------------------------------------------------------
Total Cash Equivalent
--------------------------------------------------------------------------------
(Cost $21,974,000)                                                   21,974,000


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.2%
--------------------------------------------------------------------------------
(Cost $157,495,000)                                                 177,319,000
   Liabilities less Other Assets - (0.2)%                              (280,000)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $177,039,000


* During the current year, a portion of the underlying investments' value in the Burnaby Catastrophe Fund, L.P., Nephila Catastrophe Fund, L.P., TCM Spectrum Fund (QP), L.P. and Triton Fund, L.P. was placed in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.3% of the Fund's net assets are in side pocket arrangements.

Sub-Fund investments are non-income producing.

At March 31, 2008, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:



SECTOR WEIGHTINGS                                                   PERCENTAGE
Commodity Trading Advisor                                                 7.6%
Convertible Bond Arbitrage                                                4.8
Distressed                                                                4.1
Emerging Markets                                                          2.5
Equity Market Neutral                                                     7.1
Event Driven                                                              4.7
Fixed Income Arbitrage                                                    6.1
Global Macro                                                              6.6
Non-U.S. Equity Hedge                                                    11.0
Relative Value Arbitrage                                                  3.2
Sector Hedge                                                              8.7
Short Bias                                                                4.5
Special Situations                                                        0.0
Statistical Arbitrage                                                     1.9
U.S. Equity Hedge                                                        15.0
Cash, Cash Equivalents and Other Assets less Liabilities                 12.2
--------------------------------------------------------------------------------
Total                                                                   100.0%

At March 31, 2008, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:

COUNTRIES                                               COST            VALUE
   British Virgin Islands - 3.8%                        $5,106,000    $6,707,000
   Cayman Islands - 6.8%                                11,843,000    11,969,000
   United States - 77.2%                               118,572,000   136,669,000
--------------------------------------------------------------------------------
Total                                                               $155,345,000



See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND 4 ANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

STATEMENT OF OPERATIONS FOR THE FISCAL YEAR ENDED

                                        FOR THE FISCAL YEAR ENDED MARCH 31, 2008

--------------------------------------------------------------------------------
Rounded to thousands
NT ALPHA
STRATEGIES
FUND
INVESTMENT INCOME:
Interest income on cash equivalents                                $    472,000
Other income                                                              3,000
TOTAL INVESTMENT INCOME                                                 475,000
--------------------------------------------------------------------------------
EXPENSES:
Investment management fees                                            1,301,000
Administration fees and expenses                                        189,000
Custody and accounting fees                                              56,000
Transfer agent fees                                                      13,000
Audit Fees                                                              101,000
Insurance                                                               142,000
Legal Fees                                                              139,000
Printing                                                                 25,000
Trustee fees and expenses                                                86,000
Other                                                                    48,000
--------------------------------------------------------------------------------
Total Net Expenses                                                    2,100,000
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (1,625,000)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      5,117,000
Net change in unrealized appreciation on investments                  6,675,000
Net Gains on Investments                                             11,792,000
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 10,167,000
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                        ANNUAL REPORT 5 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS         FOR THE FISCAL YEARS ENDED MARCH 31,

                                                       NT ALPHA STRATEGIES FUND
Rounded to thousands                                    2008            2007
--------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                  $(1,625,000)   $(1,513,000)
Net realized gain on investments                       5,117,000      1,646,000
Net change in unrealized appreciation
   on investments                                      6,675,000      6,077,000
Net Increase in Net Assets Resulting
   from Operations                                    10,167,000      6,210,000
--------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Capital Subscriptions
   (6,746,000 and 1,492,000 Units)                    86,239,000     16,612,000
Capital Redemptions
   (2,021,000 and 841,000 Units)                     (25,436,000)    (9,537,000)
Net Increase in Net Assets Resulting
   from Capital Transactions                          60,803,000      7,075,000
--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                          70,970,000     13,285,000
NET ASSETS:
Beginning of year                                    106,069,000     92,784,000
End of year                                         $177,039,000   $106,069,000
--------------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT LOSS                      $(5,149,000)   $(3,524,000)
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND 6 ANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

STATEMENT OF CASH FLOWS                 FOR THE FISCAL YEAR ENDED MARCH 31, 2008


                                                                      NT ALPHA
                                                                     STRATEGIES
Rounded to thousands                                                    FUND
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations                         $ 10,167,000
Adjustments to reconcile net increase in net assets
   from operations to net cash provided by (used in)
   operating activities:
   Purchase of Sub-Funds                                            (95,453,000)
   Proceeds from disposition of Sub-Funds                            23,065,000
   Net realized gain on investments                                  (5,117,000)
   Net change in unrealized appreciation on investments              (6,675,000)
   Changes in operating assets and liabilities:
      Increase in interest income receivable                             (1,000)
      Decrease in prepaid and other assets                               12,000
      Increase in investment management fees payable                    169,000
      Increase in administration fees payable                             5,000
      Increase in transfer agent payable                                  1,000
      Decrease in other accrued liabilities                             (63,000)
   Net cash flow used in operating activities                       (73,890,000)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions                                               109,661,000
Capital redemptions                                                 (17,117,000)
   Net cash flow provided by financing activities                    92,544,000
--------------------------------------------------------------------------------
NET INCREASE IN CASH AND CASH EQUIVALENT                             18,654,000
Cash and Cash Equivalent - Beginning of Year                          3,581,000
Cash and Cash Equivalent - End of Year                               22,235,000
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                        ANNUAL REPORT 7 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

FINANCIAL HIGHLIGHTS              FOR THE FISCAL YEARS OR PERIOD ENDED MARCH 31,

                                                                  NT ALPHA STRATEGIES
                                                                          FUND
Selected per unit data                                  2008 (4)          2007              2006            2005 (5)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $11.65            $10.98            $10.28          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                      (0.11)            (0.15)            (0.12)          (0.12)
Net realized and unrealized gains                         1.26              0.82              0.82            0.40
Total from Investment Operations                          1.15              0.67              0.70            0.28
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $12.80            $11.65            $10.98          $10.28
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         9.89%             6.14%             6.77%           2.78%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period   $177,039,000      $106,069,000       $92,784,000     $68,419,000
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements             1.61%             1.79%             1.80%           2.40%
  Expenses, before waivers and reimbursements             1.61%             1.88%             2.42%           3.71%
  Net investment loss, net of waivers
     and reimbursements                                 (1.24)%           (1.49)%           (1.45)%         (2.29)%
  Net investment loss, before waivers
     and reimbursements                                 (1.24)%           (1.58)%           (2.07)%         (3.60)%
Portfolio Turnover Rate (3)                             28.61%            29.11%            41.45%           5.65%

(1) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Portfolio turnover rate includes initial and additional investments in Sub-Funds as well as partial and full withdrawals from Sub-Funds.

(4) Per unit information is calculated using the average units outstanding method.

(5)  Commenced investment operations on September 1, 2004.

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND 8 ANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND


NOTES TO THE FINANCIAL STATEMENTS                                 MARCH 31, 2008


1 ORGANIZATION

NT Alpha Strategies Fund (the "Fund") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified, management investment company. The Fund's investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund will operate as a "Fund-of-Funds," investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the "Sub-Funds") managed by investment advisers selected by the Fund's investment manager. The Fund will seek to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following "feeder funds," both of which invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

Northern Trust Global Advisors, Inc. ("NTGA"), a subsidiary of Northern Trust Corporation ("NTC"), serves as the investment manager. The Northern Trust Company ("Northern Trust"), is the custodian, fund accountant and transfer agent to the Fund. Northern Trust Investments, N.A. ("NTI"), a wholly owned subsidiary of Northern Trust, serves as the administrator. Northern Trust Securities, Inc. ("NTSI"), a subsidiary of NTC, serves as placement agent to the Fund.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Investments in Sub-Funds are valued at fair value, as determined by NTGA, in accordance with the valuation policies adopted by the Board of Trustees (the "Board"). The Board has delegated the responsibility of determining the Fund's NAV to the Pricing Committee ("Pricing Committee"), subject to oversight by the Board. In determining the reasonableness of the NAV of each of the Sub-Funds and the Fund, the Pricing Committee considers each Sub-Fund's monthly return in relation to the return of its peer group for the same time period and a review of pricing differences for marketable securities held by the Sub-Funds. In addition, the Investment Manager considers the audited financial statements of the Sub-funds. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash equivalents are valued at cost, which approximates fair value.

B) CASH EQUIVALENTS - The Fund treats all financial instruments with original maturities of 3 months or less as cash equivalents. Cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES - Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions.

D) FEES AND EXPENSES - The Fund will be responsible for paying administrative and operating expenses. In addition, the Fund will be responsible for paying the operating expenses of the Feeder Funds.

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the "Advisory Fees"). The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund's NAV per year and incentive fees typically range between 10% and 25% of the Sub-Fund's net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES - The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial


                                        ANNUAL REPORT 9 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund adopted FIN 48 as of April 1, 2007 and management has evaluated the application of FIN 48 to the Fund and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

3 RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTGA is entitled to receive a 1.00% per annum fee of the Fund's net asset value, payable quarterly in arrears, calculated as of the last business day of each quarter. NTGA has agreed to reimburse the Fund for all operating expenses, exclusive of management fees, that exceed 0.50% per annum of the Fund's net asset value. The reimbursement described above is voluntary. There was no reimbursement for the fiscal year ended March 31, 2008 as expenses described above did not exceed the threshold.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund's net asset value, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund's net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained sub-administrators that are paid directly by NTIfor their services.

NTI has agreed to reimburse the Fund for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund's net asset value. The reimbursement described above is voluntary. There was no reimbursement for the fiscal year ended March 31, 2008 as expenses described above did not exceed the threshold.

NTSI serves as the placement agent (the "Placement Agent") for the Fund. The Placement Agent solicits subscriptions for Common Units on a "best efforts" basis. The Fund does not pay a placement fee to the Placement Agent and common unitholders do not pay any sales charges or servicing fees.

As of March 31, 2008, NTC's and NTI's investments in the Fund were approximately $8.2 million (4.6%) and $13,000 (less than 1%), respectively. The Northern Trust Pension Plan's investment in the Northern Trust Alpha Strategies Fund, Q.P. was $29.5 million (29%).

4 CAPITAL TRANSACTIONS

The Fund offers common interests ("Common Units") in a private placement to qualified investors that are "Accredited Investors" within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $250,000, subject to waiver or modification by NTGA in its sole discretion. Subscriptions are payable in full at the time an investor returns the subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers of its Common Units at the net asset value as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $100,000. Should a Common Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of March 31, 2008.

5 INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $95,453,000 and proceeds from sales of Sub-Funds of $23,065,000 (excluding short-term investments) for the fiscal year ended March 31, 2008.

At March 31, 2008, the estimated cost of investments for federal income tax purposes was $135,521,000. At March 31, 2008, accumulated net unrealized appreciation on investments was $19,824,000, consisting of $21,628,000 gross unrealized appreciation and $1,804,000 gross unrealized depreciation.


NT ALPHA STRATEGIES FUND 10 ANNUAL REPORT

                                                                  MARCH 31, 2008



6 NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month. Profits and losses of the Fund are allocated among the common unitholders based on the balance in each common unitholders account at the beginning of each calendar month.

7 RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK - The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, "dollar" rolls, issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund's net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors' claims may be senior to the rights of unitholders in the Fund.

8 BOARD OF TRUSTEES

On August 16, 2007, William T. Huffman resigned from his position as Trustee. On February 26, 2008, the Board of Trustees appointed James D. McDonald as a Trustee. Mr. McDonald is an "interested person" of the Fund.

Each member of the Board of Trustees who is not an "interested person" of the Fund, as defined in the 1940 Act, receives an annual retainer of $15,000, $1,500 for each special in-person meeting of the Board or a committee held outside the regular quarterly meetings; and $1,000 for each special telephonic meeting.

Also, each Trustee who is not an "affiliated person" of the Trust or the Investment Manager and who serves as the Board chair or a committee chair shall receive an additional retainer of $10,000 per annum from the Trust.

At March 31, 2008, there are a total of four Trustees, one of which is an "interested person" of the Fund. The Fund reimburses those Trustees who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

9 RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements, and does not believe there will be a material impact, but additional disclosures will be required for next year.


                                       ANNUAL REPORT 11 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Trustees and Partners of
NT Alpha Strategies Fund:

We have audited the accompanying statement of assets and liabilities of NT Alpha Strategies Fund (the "Fund"), including the schedule of investments, as of March 31, 2008, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended March 31, 2008 and 2007 and financial highlights for the years ended March 31, 2008, 2007, 2006 and for the period September 1, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2008 via correspondence with the underlying fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2008 and the results of its operations and its cash flows for the year then ended, and its changes in net assets for the years ended March 31, 2008 and 2007 and its financial highlights for the years ended March 31, 2008, 2007, 2006 and for the period September 1, 2004 (commencement of operations) to March 31,2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include Sub-Fund investments valued at $155,345,000 (73% of total assets) as of March 31, 2008, whose fair values have been estimated by the Board of Trustees or its delegates in the absence of readily determinable fair values.

DELOITTE & TOUCHE LLP

Chicago, Illinois
May 16, 2008


NT ALPHA STRATEGIES FUND 12 ANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND


TRUSTEES AND OFFICERS
                                                                  MARCH 31, 2008


Set forth below is information about the Trustees and Officers of NT Alpha Strategies Fund. A brief statement of their present positions and principal occupations during the past five years is also provided.


 INDEPENDENT TRUSTEES

 NAME, AGE, BUSINESS
 ADDRESS(1), POSITIONS
 HELD WITH TRUST AND
 LENGTH OF SERVICE AS                                                                                            OTHER DIRECTORSHIPS
 TRUSTEE(2)                         PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 THEODORE A. OLSON                  o Corporate Vice President and Controller for Abbott Laboratories from       NETS Trust
 Age: 69                              1988 to 1999 (retired since 1999);                                         since 2007
 Trustee and Chairman since 2004    o Director and Member of Finance Committee of Clara Abbott
                                      Foundation since 2002;
                                    o Director of The Hundred Club of Lake County since 1989.

 RALPH F. VITALE                    o Executive Vice President of Securities Finance for State Street            NETS Trust
 Age: 59                              Corporation from 1997 to 2003 (retired since 2003);                        since 2007
 Trustee since 2006                 o Director of Boston Rheology, LLC since 2005.

 JOHN J. MASTERSON                  o Managing Director and Co-Chief Operating Officer of Global                 NETS Trust
 Age: 48                              Securities Services at Goldman Sachs & Company from 1983 to 2006           since 2007
 Trustee since 2007                   (retired since 2006).

(1) Each Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, Bell, Boyd & Lloyd LLP, 70 West Madison Street, Suite 3100, Chicago, IL 60602.

(2)  Trustees serve indefinite terms until their successors are chosen.


                                       ANNUAL REPORT 13 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

 INTERESTED TRUSTEES(1)

 NAME, AGE, BUSINESS ADDRESS,
 POSITIONS HELD WITH
 TRUST AND LENGTH OF
 SERVICE AS                                                                                                      OTHER DIRECTORSHIPS
 TRUSTEE(2)                         PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                                 HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 JAMES D. MCDONALD(3)               o Senior Vice President and Director of Equity Research at Northern          None
 50 South LaSalle Street              Trust Investments, N.A. since 2001.
 Chicago, IL 60603
 Age: 48
 Trustee since 2008

(1)  Trustees who are directors, officers or employees of the Advisor.

(2)  Trustees serve indefinite terms until their successors are chosen.

(3)  Mr. McDonald was appointed as a Trustee on February 26, 2008.

NT ALPHA STRATEGIES FUND 14 ANNUAL REPORT

                                                                  MARCH 31, 2008

 OFFICERS OF THE TRUST

 NAME, ADDRESS, AGE,
 POSITIONS HELD WITH
 TRUST AND LENGTH OF
 SERVICE(1)                  PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
 JOSEPH W. MCINERNEY         o Senior Vice President and Chief Operating Officer at Northern Trust Global Advisors, Inc. since
 300 Atlantic Street           April 2005;
 Suite 400                   o Vice President and Senior Product Manager of Alternative Investments at The Northern Trust Company
 Stamford, CT 06901            from 2001 to March 2005.
 Age: 40
 President since 2004

 RANDAL REIN                 o Vice President of Fund Administration of The Northern Trust Company since 2007; Second Vice President
 50 South LaSalle Street       of Fund Administration of The Northern Trust Company from 2002 to 2007; Manager of Fund
 Chicago, IL 60603             Administration of The Northern Trust Company from 2001 to 2002.
 Age: 37
 Treasurer since 2008

 BRIAN OVAERT                o Executive Vice President and Regional Head of Worldwide Operations and Technology - Europe,
 50 Bank Street                Middle East and Africa since March 2007.
 Canary Wharf
 London, E145NT              o Senior Vice President and Department Head at The Northern Trust Company overseeing Fund
 Age: 46                       Accounting, Transfer Agent and Fund Administration functions from 1998 to March 2007.
 Assistant Treasurer
 since 2005

 CRAIG R. CARBERRY           o Senior Attorney at The Northern Trust Company since May 2000.
 50 South LaSalle Street
 Chicago, IL 60603
 Age: 47
 Secretary since 2004

 STEPHANIE M. NICHOLS        o Associate Counsel and Vice President at PFPC Inc. since January 2008; Assistant Vice President
 Age: 37                       and Counsel at State Street Bank & Trust Company from November 1997 to September 2004.
 99 High Street, 27th Floor
 Boston, MA 02110
 Assistant Secretary
 since 2008

 ALLISON K. FRASER           o Vice President and Senior Compliance Officer of Northern Trust Global Advisors, Inc. since November
 300 Atlantic Street           2006. Compliance Director at General Motors Asset Management from August 2000 to November 2006
 Suite 400
 Stamford, CT 06901
 Age: 50
 Chief Compliance Officer
 since 2007

(1) Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

                                       ANNUAL REPORT 15 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

APPROVAL OF ADVISORY AGREEMENT

The Fund's Board of Trustees (the "Board") unanimously approved the continuance of the Investment Management Agreement between NT Alpha Strategies Fund and Northern Trust Global Advisors, Inc. ("NTGA") (the "Agreement") at a meeting held on February 26, 2008. In advance of the meeting, the Trustees requested and received materials from NTGA relating to the Agreement. In considering the Agreement, the Trustees reviewed many relevant factors, including: (1) the nature, quality and extent of the investment services provided by NTGA, (2) the investment performance of the Fund, (3) the profitability of NTGA related to the Fund, including an analysis of NTGA's cost of providing services and comparative expense information, (4) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of investors and (5) other benefits that accrue to NTGA through its relationship with the Fund. In their deliberations, the Trustees did not identify any particular information as controlling, and each Trustee attributed different weights to the various factors.

Prior to voting, the independent Trustees met in executive session with their independent counsel to consider the materials provided by NTGA and the terms of the Agreement. Based on their review, the Trustees determined that the arrangements between the Fund and NTGA, as provided in the Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

In reaching this determination, the Trustees considered the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES. The Trustees considered the nature, quality and extent of the services provided by NTGA to the Fund. The Trustees reviewed NTGA's key personnel who provide investment management services to the Fund as well as the fact that, under the Agreement, NTGA has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies and restrictions, subject to review by the Board. The Trustees considered that NTGA's duties include (i) investment research and sub-fund selection, (ii) adherence to (and monitoring compliance with) the Fund's investment policies and restrictions, the Investment Company Act of 1940 and other relevant laws, and
(iii) monitoring the performance of the various organizations providing services to the Fund, including the Fund's placement agent, administrator, custodian and transfer agent. The Trustees also considered a report from the Fund's chief compliance officer.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by NTGA under the Agreement.

INVESTMENT PERFORMANCE. In addition to the information received by the Trustees for the meeting, the Trustees receive detailed performance information for the Fund at each regular Board meeting during the year. The Trustees recognized that it is difficult to compare the Fund's investment performance to that of other funds because the Fund uses alternative investment strategies to generate low volatility, low correlation returns independent of the market. Nevertheless, the Trustees reviewed information showing the performance of the Fund compared to that of certain market indices. The Trustees noted that the Fund outperformed the Lehman Aggregate Bond Index (LABI), the Merrill Lynch U.S. 3-Month T-Bills Index (MLTB) and the S&P 500 Total Return Index for the one year period. Furthermore, the Fund also outperformed the LABI and MLTB indices for total return for the three year period, and trailed the S&P index by less than 1%. In light of the Fund continuing to meet its stated investment goals and its performance, the Trustees concluded that it would be in the Fund's best interest to renew the Agreement.

INVESTMENT MANAGEMENT FEES, COSTS OF SERVICES AND PROFITS REALIZED BY NTGA. The Board reviewed NTGA's estimated costs in serving as the Fund's investment adviser as well as the reported profitability of NTGA resulting from its relationship with the Fund. The Trustees also considered the investment management fees paid by the Fund to NTGA, noting that the Fund pays NTGA a fee at the annual rate of 1% of the Fund's average daily net assets. The Trustees reviewed a report prepared by Lipper, Inc., an independent source of investment company data, that compared the Fund's fees and expenses to those of a group of closed-end hedge fund-of-funds. The Trustees recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The information showed that the Fund's management fee of 1% is below the Lipper median of 1.35% and ranks in the first quintile for funds similar in size, character and investment strategy. The Trustees concluded that the Fund's advisory fee was satisfactory.

ECONOMIES OF SCALE. The Trustees considered whether the Fund's investment management fee reflects potential economies of scale for the benefit of Fund shareholders. The Trustees noted that the Fund's profitability may increase as assets grow over time. The Trustees considered that, although the Fund does not have management fee breakpoints in place, NTGA has incurred a net loss in managing the Fund since its inception. In light of the Fund's current asset levels and the net loss incurred by NTGA since the Fund's inception, the Trustees concluded that the Fund's fee schedule was acceptable.


NT ALPHA STRATEGIES FUND 16 ANNUAL REPORT

                                                                  MARCH 31, 2008



OTHER BENEFITS TO NTGA. In evaluating the benefits that accrue to NTGA through its relationship with the Fund, the Trustees noted that NTGA and certain of its affiliates serve the Fund in various capacities, including as manager, placement agent, administrator, custodian and transfer agent, and receive compensation from the Fund in connection with providing services to the Fund. The Trustees considered that each service provided to the Fund by NTGA or one of its affiliates is pursuant to a written agreement, which the Trustees evaluate periodically as required by law. The Trustees concluded that the additional benefits accruing to NTGA and its affiliates were reasonable.



                                       ANNUAL REPORT 17 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND



                       THIS PAGE INTENTIONALLY LEFT BLANK



NT ALPHA STRATEGIES FUND 18 ANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND



                       THIS PAGE INTENTIONALLY LEFT BLANK



                                       ANNUAL REPORT 19 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

FOR MORE INFORMATION


PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's Web site at sec.gov. You may also obtain a copy at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund's Proxy Voting Policies and Procedures and the Fund's portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC's Web site at sec.gov.



NT ALPHA STRATEGIES FUND 20 ANNUAL REPORT

                                                                HDG ANR ALP 5/08

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics").


(b)      N/A

(c) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR), serving on its audit committee. John J. Masterson is the "audit committee financial expert" and is "independent" (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant's Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant's Audit Committee or Board of Trustees.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) - 4(d):  Audit, Audit-Related, Tax and All Other Fees

Fees billed by Deloitte & Touche LLP, independent registered public accounting firm, related to NT Alpha Strategies Fund (the "registrant" or "Trust"). Deloitte & Touche LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

                                                    2008                                                 2007
                             ----------------- ---------------- -----------------    --------------- -------------- ----------------
                             All fees and      All fees and     All other fees       All fees and    All fees and   All other fees
                             services to the   services to      and services to      services to     services to    and services
                             Trust that were   service          service              the Trust       service        to service
                             pre-approved      affiliates       affiliates that      that were       affiliates     affiliates
                                               that were        did not require      pre-approved    that were      that did not
                                               pre-approved     pre-approval                         pre-approved   require
                                                                                                                    pre-approval
                             ----------------- ---------------- -----------------    --------------- -------------- ----------------
(a) Audit Fees                   $111,000            N/A              N/A               $96,500           N/A             N/A

(b) Audit-Related  Fees             $0               $0           $190,000(2)              $0             $0              $0

(c) Tax Fees                    $22,500(1)           $0           $936,733(3)          $49,560(1)         $0              $0

(d) All Other Fees                  $0               $0          $3,366,668(4)             $0             $0          $180,000(2)


     (1)  Prepare and signing of tax return.

     (2) Amounts relate to performance examination services performed for Northern Trust Global Investments Limited and agreed upon procedures for The Northern Trust Company.

     (3) Amounts relate to tax compliance and reporting and transfer pricing for The Northern Trust Company.

     (4) Amounts relate to due diligence, investigation advisory, compilation and other support services for The Northern Trust Company.

"Service affiliates" as it relates to the aggregate "Audit-Related Fees," "Tax Fees" and "All Other Fees" that were billed by Deloitte & Touche LLP for the fiscal years ended March 31, 2008 and March 31, 2007 are Northern Trust Global Advisors, Inc. ("NTGA") and entities controlling, controlled by or under common control with NTGA that provide ongoing services to the registrant. Services performed for service affiliates that relate directly to the operations and financial reporting of the registrant are required to be pre-approved.


Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant's Audit Committee Chart adopted on April 21, 2004 to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the registrant's Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the registrant's designated Audit Committee Financial Expert (if any) acting jointly (if both are available)or singly (if either is unavailable), provided that, in each case, such pre-approvals must be reported to the full audit committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved

During the time period covered by Items 4(a) - 4(d), the registrant's Audit Committee pre-approved 100% of the non-audit fees billed for services determined to relate directly to the operations and financial reporting of the registrant.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the last two fiscal years were $4,493,401 and $229,560 for 2008 and 2007, respectively.

Item 4(h): Non-Audit Services and Independent Registered Public Accountant's Independence

     The registrant's Audit Committee has considered whether the provision of services other than audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of regulation S-X is compatible with maintaining the independent registered public accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and the Investment Manager have each adopted proxy voting policies; which are provided below, respectively.

NT ALPHA STRATEGIES FUND
Proxy Voting Policy

The NT Alpha Strategies Fund (the "Fund") operates as a "Fund-of-Funds", investing, either directly or indirectly, in a group of private funds or other pooled investment vehicles or accounts (the "Sub-Funds"), which are managed by investment advisers. These Sub-Funds do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, Northern Trust Global Advisors, Inc. (the "Investment Manager") and/or the Fund may receive notices from Sub-Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Sub-Fund's limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Sub-Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund's portfolio securities to the Investment Manager, subject to the Board's general oversight and with the direction that proxies should be voted consistent with the Fund's best interests. This direction to vote in the Fund's best interests also applies where the Fund receives an in-kind distribution of securities from a Sub-Fund.

The Investment Manager has also adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Investment Manager and its affiliates.

The Fund's Chief Compliance Officer will report to the Fund's board when the Investment Manager has voted any proxies.

The Fund will file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund's Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 800 595-9111, or (ii) by visiting the SEC's website at www.sec.gov.

Adopted: April 21, 2004
Revised: November 9, 2005

Northern Trust Corporation
Proxy Voting
Policies and Procedures

Revised 4/18/05

These policies and procedures apply to the voting of proxies by Northern Trust Corporation affiliates ("Northern Trust") for accounts over which Northern Trust has been granted proxy voting discretion.

SECTION 1.  PROXY VOTING GUIDELINES

The fundamental precept followed by Northern Trust in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. As used in these policies and procedures the term "clients/beneficiaries" means any person or entity having the legal or beneficial ownership interest, as the case may be, in a trust, custody or investment management account over which Northern Trust has discretionary voting authority.

Absent special circumstances of the types described in these policies and procedures, Northern Trust will generally exercise its proxy voting discretion in accordance with the guidelines set forth below. In situations where the application of Northern Trust's guidelines would be inappropriate for particular proxy issues of non-U.S. companies due to local market standards, customs and best practices, Northern Trust will instruct its Proxy Voting Service (defined below in Section 3) to provide a vote recommendation based on the Proxy Voting Service's relevant global guidelines. Examples of such issues include "poison pill" defenses, which are allowed to be approved by a company's board of directors without shareholder approval in a number of countries, and definitions of director independence, which vary significantly from country to country.
The foregoing domestic and global proxy voting guidelines are collectively referred to in these policies and procedures as the "Proxy Guidelines".

SECTION 2.  PROXY COMMITTEE

Northern Trust's Proxy Committee has responsibility for the content, interpretation and application of the Proxy Guidelines. Membership of the Proxy Committee consists of a group of senior Northern Trust investment and compliance officers. Meetings of the Proxy Committee may be called by the Chairperson or, in his or her absence, by any two committee members. Meetings may be conducted in person or telephonically. A majority of committee members present (in person or by proxy) will constitute a quorum for the transacting of business at any meeting. The approval of proxy votes or changes to these policies and procedures or the Proxy Guidelines may be made by majority vote of those present (in person or by proxy) at a meeting called for that purpose. Alternatively, the Committee may approve proxy votes or changes to these policies and procedures or the Proxy Guidelines by a majority vote communicated telephonically (without a meeting) or electronically, provided that any action so approved is properly documented and reflected in minutes of the next meeting of the Committee.

SECTION 3.  PROXY VOTING SERVICE

Northern Trust has delegated to an independent third party proxy voting service ("Proxy Voting Service"), the responsibility to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. In the event that the Proxy Voting Service does not or will not provide recommendations with respect to proxy proposals for securities over which Northern Trust or its affiliates have voting discretion, the relevant proxy analyst at Northern Trust responsible for the issuer or its business sector shall be responsible for reviewing the proxy proposal and making a voting recommendation to the Proxy Committee consistent with the Proxy Guidelines.


SECTION 4.  APPLICATION OF PROXY GUIDELINES

It is intended that the Proxy Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Proxy Committee may vote proxies contrary to the recommendations of the Proxy Voting Service, or, in the circumstances described in Section 3 above, a Northern Trust proxy analyst, if it determines such action to be in the best interests of Northern Trust clients/beneficiaries. In the exercise of such discretion the Proxy Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. As a result, a proxy may be voted in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company's record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.

The Proxy Committee will document the rationale for any proxy voted contrary to the recommendation of the Proxy Voting Service or, in the circumstances described in Section 3 above, a Northern Trust proxy analyst.

SECTION 5.  CONFLICTS OF INTEREST

Northern Trust may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, Northern Trust may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Northern Trust may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Northern Trust seeks to address such conflicts of interest in various ways, including the following:

I.       The establishment, composition and authority of the Proxy Committee

II. The delegation of primary responsibility for proxy review and vote recommendation functions to the Proxy Voting Service,

III. Subject to paragraph IV below, if the Proxy Committee determines that a particular proxy vote involves a potential conflict of interest between Northern Trust and a person having an interest in the outcome of that vote, it will follow the vote recommendations of the Proxy Voting Service, provided pursuant to these policies and procedures, with respect to such proxy issue unless the Proxy Committee determines, consistent with its duty of loyalty and care, that the interests of clients/beneficiaries would be better served by voting contrary to such vote recommendations. Nothwithstanding Section 3, any determination by the Proxy Committee under this paragraph III to vote a proxy issue in a manner contrary to such vote recommendations must be made by a vote of at least 70% of the then current members of the Proxy Committee.

IV. If the Proxy Committee determines that a particular proxy issue involves a conflict of interest so severe that the Proxy Committee is unable to exercise independent judgment on the voting of such proxy issue, the Proxy Committee may resolve the conflict of interest in any of the following ways:

          o Following the vote recommendation of the Proxy Voting Service provided pursuant to these policies and procedures

          o Following the vote recommendation of an independent fiduciary appointed for that purpose

          o    Voting pursuant to client direction

          o    Abstaining

          o Voting pursuant to a "mirror voting" arrangement (under which shares are voted in the same manner and proportion as some or all of the other shares not voted by the Proxy Committee)

         The method selected by the Proxy Committee may vary, consistent with its duty of loyalty and care, depending upon the facts and circumstances of each situation and the requirements of applicable law. Examples of proxy votes referred to in this paragraph IV include, without limitation, voting proxies on securities issued by Northern Trust Corporation or its affiliates, and proxy votes on matters in which Northern Trust has a direct financial interest (such as shareholder approval of a change in mutual fund advisory fees where Northern Trust is the fund advisor).

SECTION 6.  PROXY VOTING RECORDS; CLIENT DISCLOSURES

Northern Trust will maintain the following records relating to proxy votes cast under these policies and procedures:

I.       A copy of these policies and procedures.

II. A copy of each proxy statement Northern Trust receives regarding client securities. III. A record of each vote cast by Northern Trust on behalf of a client.

IV. A copy of any document created by the Proxy Committee that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.

V. A copy of each written client request for information on how Northern Trust voted proxies on behalf of the client, and a copy of any written response by Northern Trust to any (written or oral) client request for information on how Northern Trust voted proxies on behalf of the requesting client.


The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. Northern Trust may rely on one or more third parties to make and retain the records referred to in items II. and
III. above.

The Proxy Committee will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request. It is generally the policy of Northern Trust not to disclose its proxy voting records to third parties, except as may be required by applicable laws and regulations.

SECTION 7.  ERISA ACCOUNTS

Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Northern Trust, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting "employer securities" held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of Northern Trust to follow the provisions of a plan's governing documents in the voting of employer securities unless it determines that to do so would breach its fiduciary duties under ERISA.

SECTION 8.  MUTUAL FUNDS

Proxies of registered management investment companies will be voted subject to any applicable investment restrictions of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

SECTION 9.  OTHER SPECIAL SITUATIONS

Proxies of funds or accounts that specify the use of proxy guidelines other than the Proxy Guidelines will be voted in accordance with these other guidelines. Northern Trust may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Northern Trust must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, Northern Trust will not vote those proxies in the absence of an unusual, significant vote. Various accounts over which Northern Trust has proxy voting discretion participate in securities lending programs administered by Northern Trust or a third party. Because title to loaned securities passes to the borrower, Northern Trust will be unable to vote any security that is out on loan to a borrower on a proxy record date. If Northern Trust has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) At March 31, 2007 Kenneth W. Stemme was the portfolio manager of the NT Alpha Strategies Fund.

         Effective April 9, 2007, Anthony Zanolla, CFA and Victoria Vodolazschi, CFA, both Vice Presidents of NTGA, were named portfolio managers of the NT Alpha Strategies Fund succeeding Ken Stemme.

         Mr. Zanolla joined NTGA in 2005. Prior to joining NTGA, Mr. Zanolla was a Principal at Allianz Hedge Fund Partners responsible for manager selection and portfolio construction from 2002 to 2005 and he was a Partner and analyst at Norquest Capital, a hedge fund focused on long/short equity, from 2001 to 2002.

         Ms. Vodolazschi joined NTGA in 2006. Prior to joining NTGA, Ms. Vodolazschi served as a portfolio manager for global hedged equity fund of funds, as well as co-portfolio manager of a multi-strategy Eastern Europe focused fund of funds, at Asset Alliance Corporation during 2006. Previously she had similar manager research and portfolio construction responsibilities at Bainbridge Partners from 2002 to 2005 and Tremont Capital from 2001to 2002.

(a)(2)   Not applicable.

(a)(3) The Investment Manager seeks to compensate its portfolio managers on a competitive basis recognizing that they are a key resource. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by the Investment Manager or Northern Trust Corporation, the Investment Manager's parent that owns 100% of the Investment Manager's common stock.

         Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the Investment Manager, which may include the amount of assets supervised and other management roles within the Investment Manager.

         Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

         Deferred Compensation Program - A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that offers investment options.

         Options and Restricted Stock Awards - Portfolio Managers may receive incentive stock options. The parent of the Investment Manager previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. The Investment Adviser also has a restricted stock award program designed to reward key employees as an incentive to contribute to the long-term success of NTGA. These awards vest over a period of years.

         Incentive Savings Plan - Northern Trust Corporation has in place a 401(k) plan in which portfolio managers may participate. The 401(k) plan may involve a company match of the employee's contribution of up to 6% of the employee's salary. The company match is made in cash. The firm's 401(k) plan offers a range of investment options, including registered investment companies managed by an affiliate of the Investment Manager. Mr. Zanolla and Ms. Vodolazschi are eligible to participate in these plans.

         Retirement Plan - Northern Trust Corporation has in place a defined benefit plan in which all portfolio mangers are automatically enrolled upon joining the Investment Manager.

         Annual incentive compensation for each portfolio manager is based upon various factors including the investment performance of the Fund and the investment performance of the Investment Manager's total assets under management relative to predetermined benchmarks, as well as the portfolio manager's overall contribution to the Investment Manager.

         Senior portfolio managers who perform additional management functions within the Investment Manager may receive additional compensation in these capacities. Compensation is structured so that key professionals benefit from remaining with the Investment Manager. The Investment Manager's Chief Executive Officer, with input from other senior officer's of the Investment Manager, determines all compensation matters for portfolio managers. The Investment Manager's basic compensation structure has been in place since its inception.

(a)(4) The portfolio manager of the Fund does not beneficially own equity securities of the Fund.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's nominating committee will consider nominees to the registrant's Board of Trustees when a vacancy becomes available. There have been no material changes to these procedures.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
         "1940 Act")(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12.  EXHIBITS.

(a)(1)  Exhibit 99.CODE: Code of Ethics pursuant to Item 2 of Form N-CSR.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

 (b) Exhibit 99.CERT: Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NT Alpha Strategies Fund
            -------------------------

By (Signature and Title)   /s/ Joseph W. McInerney
                        --------------------------------------------------------
                           Joseph W. McInerney, President
                           (Principal Executive Officer)

Date:  June 06, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Joseph W. McInerney
                        --------------------------------------------------------
                           Joseph W. McInerney, President
                           (Principal Executive Officer)

Date:  June 06, 2008


By (Signature and Title)   /s/ Randal Rein
                        --------------------------------------
                           Randal Rein
                           (Principal Financial Officer
                           and Principal Accounting Officer)

Date:  June 06, 2008

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